Regulatory Matters - Summary of Bank's Capital Amount and Ratios and Regulatory Thresholds (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Common Equity Tier 1 Capital to Risk-Weighted Assets, Actual Amount	$ 93,083	$ 45,056
Tier 1 Capital to Risk-Weighted Assets, Actual Amount	93,083	45,056
Total Capital to Risk-Weighted Assets, Actual Amount	96,357	47,567
Tier I Capital to Total Assets, Actual Amount	$ 93,083	$ 45,056
Common Equity Tier 1 Capital to Risk-Weighted Assets, Actual Ratio	12.93%	12.44%
Tier I Capital to Risk-Weighted Assets, Actual Ratio	12.93%	12.44%
Total Capital to Risk-Weighted Assets, Actual Ratio	13.39%	13.13%
Tier I Capital to Total Assets, Actual Ratio	12.10%	9.76%
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Amount	$ 32,387	$ 16,297
Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Amount	43,183	21,729
Total Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Amount	57,577	28,972
Tier I Capital to Total Assets, Minimum for Capital Adequacy Purposes Amount	$ 30,771	$ 18,466
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Ratio	4.50%	4.50%
Tier I Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Ratio	6.00%	6.00%
Total Capital to Risk-Weighted Assets, Minimum for Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier I Capital to Total Assets, Minimum for Capital Adequacy Purposes Ratio	4.00%	4.00%
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Amount	$ 46,781	$ 23,540
Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Amount	57,577	28,972
Total Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Amount	71,971	36,215
Tier I Capital to Total Assets, Minimum to be Well Capitalized Amount	$ 38,464	$ 23,082
Common Equity Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Ratio	6.50%	6.50%
Tier I Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Ratio	8.00%	8.00%
Total Capital to Risk-Weighted Assets, Minimum to be Well Capitalized Ratio	10.00%	10.00%
Tier I Capital to Total Assets, Minimum to be Well Capitalized Ratio	5.00%	5.00%